UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4775

MFS SERIES TRUST II
(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116
(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 02/28/06

MFS® Emerging Growth Fund

MFS INVESTMENT MANAGEMENT®

MFS Emerging Growth Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006

Issuer	Shares/Par	Value ($)

Stocks – 98.4%

Airlines – 0%

Grupo Aeroportuario del Pacifico S.A. de C.V., ADR (n)	5,840	$168,192

Automotive – 1.8%

Harman International Industries, Inc. (l)	608,270	$67,122,595

Banks & Credit Companies – 1.1%

SLM Corp. (l)	741,100	$41,805,451

Biotechnology – 7.1%

Celgene Corp. (n)	1,326,800	$50,418,400

Gen-Probe, Inc. (l)(n)	467,080	23,335,317

Genzyme Corp. (n)	484,080	33,566,107

Gilead Sciences, Inc. (n)	1,444,890	89,973,300

Human Genome Sciences, Inc. (n)	506,700	6,343,884

ImClone Systems, Inc. (l)(n)	274,700	10,545,733

Keryx Biopharmaceuticals, Inc. (l)(n)	114,000	1,944,840

MedImmune, Inc. (l)(n)	460,370	16,798,901

Neurochem, Inc. (n)	141,120	2,119,622

Neurocrine Biosciences, Inc. (l)(n)	403,250	26,457,233

		$261,503,337

Broadcast & Cable TV – 1.7%

Grupo Televisa S.A., ADR (l)	641,550	$50,336,013

XM Satellite Radio Holdings, Inc., "A" (l)(n)	608,500	13,441,765

		$63,777,778

Brokerage & Asset Managers – 8.7%

Charles Schwab Corp.	1,746,300	$28,307,523

Chicago Mercantile Exchange Holdings, Inc.	119,100	50,688,960

Deutsche Boerse AG	181,600	22,885,274

Euronext N.V	392,200	24,623,622

Franklin Resources, Inc. (l)	230,700	23,688,276

Goldman Sachs Group, Inc. (l)	257,360	36,362,394

Greenhill & Co., Inc.	205,100	13,393,030

IntercontinentalExchange, Inc. (n)	329,850	18,059,288

Lazard Ltd. (l)	437,700	16,842,696

Legg Mason, Inc. (l)	453,339	59,201,540

Lehman Brothers Holdings, Inc. (l)	80,300	11,719,785

Singapore Exchange Ltd.	4,910,000	11,493,209

		$317,265,597

Business Services – 7.5%

Amdocs Ltd. (l)(n)	1,841,220	$60,981,206

Cognizant Technology Solutions Corp., "A" (l)(n)	467,500	26,932,675

Corporate Executive Board Co.	320,110	32,011,000

First Data Corp.	985,100	44,457,563

Getty Images, Inc. (n)	789,000	63,932,670

Monster Worldwide, Inc. (l)(n)	949,400	46,482,624

		$274,797,738

Chemicals – 0.3%

Nalco Holding Co. (n)	586,500	$10,263,750

Computer Software – 3.6%

Adobe Systems, Inc. (n)	2,135,700	$82,480,734

MicroStrategy, Inc., "A" (l)(n)	194,000	17,785,920

TIBCO Software, Inc. (l)(n)	3,590,800	31,132,236

		$131,398,890

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MFS Emerging Growth Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Shares/Par	Value ($)

Stocks – continued

Computer Software - Systems – 0.9%

Apple Computer, Inc. (n)	268,200	$18,382,428

MICROS Systems, Inc. (n)	293,300	12,696,957

		$31,079,385

Construction – 0.3%

CEMEX S.A. de C.V., ADR (l)	182,700	$11,283,552

Consumer Goods & Services – 2.8%

eBay, Inc. (l)(n)	1,347,300	$53,972,838

ITT Educational Services, Inc. (l)(n)	258,300	16,014,600

Strayer Education, Inc. (l)	319,790	30,805,371

		$100,792,809

Electrical Equipment – 0.6%

Rockwell Automation, Inc. (l)	325,700	$22,202,969

Electronics – 5.9%

Marvell Technology Group Ltd. (l)(n)	850,000	$52,037,000

Samsung Electronics Co. Ltd., GDR	241,290	85,356,338

SanDisk Corp. (l)(n)	524,400	31,642,296

Tessera Technologies, Inc. (l)(n)	348,600	10,886,778

Xilinx, Inc. (l)	1,378,500	37,605,480

		$217,527,892

Energy - Independent – 1.3%

EOG Resources, Inc.	345,000	$23,253,000

Peabody Energy Corp.	521,400	25,167,978

		$48,420,978

Food & Drug Stores – 1.1%

Walgreen Co. (l)	882,320	$39,580,875

Food & Non-Alcoholic Beverages – 1.0%

PepsiCo, Inc.	612,170	$36,185,369

Gaming & Lodging – 2.5%

Great Canadian Gaming Corp. (n)	654,500	$7,971,880

International Game Technology (l)	1,131,500	40,473,755

Kerzner International Ltd. (l)(n)	273,700	18,417,273

Las Vegas Sands Corp. (l)(n)	216,000	11,523,600

Wynn Resorts Ltd. (l)(n)	205,700	13,668,765

		$92,055,273

General Merchandise – 0.9%

Target Corp. (l)	405,270	$22,046,688

Wal-Mart de Mexico S.A. de C.V.	3,701,600	10,587,829

		$32,634,517

Health Maintenance Organizations – 1.8%

UnitedHealth Group, Inc.	306,200	$17,830,026

WellPoint, Inc. (n)	616,800	47,364,072

		$65,194,098

Internet – 4.5%

Equinix, Inc. (n)	171,800	$9,009,192

Google, Inc., "A" (n)	227,160	82,372,759

Yahoo!, Inc. (l)(n)	2,337,900	74,953,074

		$166,335,025

Leisure & Toys – 2.8%

Activision, Inc. (n)	2,146,588	$26,832,350

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MFS Emerging Growth Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Shares/Par	Value ($)

Stocks – continued

Leisure & Toys – continued

Electronic Arts, Inc. (l)(n)	1,099,400	$57,135,818

THQ, Inc. (l)(n)	788,900	18,933,600

		$102,901,768

Medical Equipment – 6.0%

Advanced Medical Optics, Inc. (l)(n)	1,004,600	$44,684,608

Cytyc Corp. (l)(n)	2,574,011	74,208,737

Millipore Corp. (n)	815,740	56,555,254

ResMed, Inc. (n)	307,100	12,465,189

St. Jude Medical, Inc. (n)	722,300	32,936,880

		$220,850,668

Metals & Mining – 1.0%

BHP Billiton Ltd., ADR (l)	604,800	$21,827,232

Companhia Vale do Rio Doce, ADR (l)	298,600	13,863,998

		$35,691,230

Network & Telecom – 9.2%

Corning, Inc. (n)	2,322,700	$56,697,107

F5 Networks, Inc. (l)(n)	590,300	40,034,146

Harris Corp. (l)	196,600	8,980,688

Juniper Networks, Inc. (l)(n)	3,679,111	67,658,851

NICE Systems Ltd., ADR (n)	326,800	17,013,208

Nokia Corp., ADR	3,054,400	56,750,752

QUALCOMM, Inc.	1,581,500	74,662,615

Research In Motion Ltd. (l)(n)	214,600	15,135,738

		$336,933,105

Oil Services – 5.4%

BJ Services Co. (l)	677,240	$21,204,384

ENSCO International, Inc.	541,900	24,217,511

GlobalSantaFe Corp.	1,141,980	63,197,173

National Oilwell Varco, Inc. (l)(n)	621,200	37,818,656

Noble Corp.	398,900	29,482,699

Smith International, Inc.	529,880	20,522,252

		$196,442,675

Personal Computers & Peripherals – 2.0%

EMC Corp. (n)	3,730,400	$52,300,208

M-Systems Flash Disk Pioneers Ltd. (l)(n)	701,200	18,932,400

		$71,232,608

Pharmaceuticals – 4.3%

Allergan, Inc. (l)	541,690	$58,643,360

Endo Pharmaceuticals Holdings, Inc. (l)(n)	474,900	14,968,848

Roche Holding AG	314,130	46,496,036

Teva Pharmaceutical Industries Ltd., ADR (l)	881,300	37,005,787

		$157,114,031

Printing & Publishing – 0.2%

Playboy Enterprises, Inc.,"B" (l)(n)	554,620	$7,687,033

Restaurants – 1.5%

Cheesecake Factory, Inc. (l)(n)	312,984	$11,317,502

Outback Steakhouse, Inc.	121,500	5,079,915

Starbucks Corp. (n)	1,096,200	39,813,984

		$56,211,401

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MFS Emerging Growth Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Shares/Par	Value ($)

Stocks – continued

Specialty Stores – 4.5%

Aeropostale, Inc. (l)(n)	571,400	$16,393,466

AutoZone, Inc. (n)	129,900	12,558,732

Best Buy Co., Inc. (l)	641,300	34,540,418

Chico's FAS, Inc. (l)(n)	444,300	20,904,315

Circuit City Stores, Inc.	460,300	11,061,009

PETsMART, Inc. (l)	426,000	11,058,960

Submarino S.A.	975,500	24,071,674

Urban Outfitters, Inc. (n)	776,400	21,816,840

Williams-Sonoma, Inc. (l)(n)	259,200	10,495,008

		$162,900,422

Telecommunications - Wireless – 1.1%

America Movil S.A. de C.V., "L", ADR (l)	1,107,820	$38,474,589

Vimpel-Communications, ADR (l)(n)	77,100	3,392,400

		$41,866,989

Telephone Services – 3.8%

American Tower Corp., "A" (l)(n)	2,870,608	$91,371,453

Orascom Telecom Holding (S.A.E), GDR	154,600	9,121,400

Sprint Nextel Corp.	1,543,100	37,080,693

		$137,573,546

Trucking – 1.2%

FedEx Corp. (l)	224,500	$24,075,380

UTi Worldwide, Inc. (l)	195,600	20,465,628

		$44,541,008

Total Common Stocks		$3,603,342,554

Partnerships – 0%

Copley Partners 1 LP (r)(n)	3,000,000	$3,000

Copley Partners 2 LP (r)(n)	3,000,000	22,380

Total Partnerships		$25,380

Short-Term Obligations – 1.8%

New Center Asset Trust, 4.56%, due 3/01/06 (y)	$66,287,000	$66,287,000

Collateral for Securities Loaned – 15.5%

Morgan Stanley Repurchase Agreement, 4.58%, dated 2/28/06, due 3/01/06, total to be received $48,456,367 (secured by various U.S. Treasury and Federal Agency
obligations in an individually traded account)	$48,450,200	$48,450,200

Navigator Securities Lending Prime Portfolio, at Net Asset Value	520,435,905	520,435,905

Total Collateral for Securities Loaned		$568,886,105

Total Investments (k)		$4,238,541,039

Other Assets, Less Liabilities – (15.7)%		(575,189,196)

Net Assets – 100.0%		$3,663,351,843

(n)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(y)	The rate shown represents an annualized yield at time of purchase.
(k)	As of February 28, 2006 the fund had three securities that were fair valued, aggregating $11,518,589 and 0.3% of net assets in accordance with the policies adopted by the Board of Trustees.

4

MFS Emerging Growth Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

(r)	Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value	Total % of Net Assets

Copley Partners 1 LP	12/02/1986	$193,740	$3,000
Copley Partners 2 LP	10/01/1986-8/09/1991	35,340	22,380
Total Restricted Securities			$25,380	0.0%

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Emerging Growth Fund
Supplemental Schedule (Unaudited) 02/28/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost (1)	$3,602,226,850
Gross unrealized appreciation	$674,595,298
Gross unrealized depreciation	(38,281,109)
Net unrealized appreciation (depreciation)	$636,314,189

(1) Aggregate cost includes prior fiscal year end tax adjustments.

6

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 24, 2006

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 24, 2006 * Print name and title of each signing officer under his or her signature.